Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Liabilities [Abstract]
Summary of Other Current Liabilities
	2021	2020
Employee withholding taxes	1,694	1,238
Value added tax	7,267	2,949
Other	653	445
Total	9,614	4,632